Financial Instruments-Risk Management - Summary of Credit Risk Exposures (Parenthetical) (Detail) - CAD ($)	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Balance sheet offsetting lending instruments	$ 0	$ 0